Parent-Only Financial Statements, Parent-Only Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Other interest income		$ 10,810	$ 3,308		$ 334
Other income		1,935	2,821	[1]	4,408	[1]
Long-term debt		11,572	5,505		3,173
Noninterest expense		55,562	57,205		53,758
Income tax expense (benefit)		2,607	2,251	[1]	5,764	[1]
Wells Fargo net income (loss)		19,142	13,677	[1]	22,109	[1]
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other interest income		6	2		1
Other income		211	(53)		(418)
Total income		33,362	19,298		21,412
Long-term debt		9,909	4,994		2,823
Noninterest expense		504	2,043		309
Total expense		12,980	8,161		3,221
Income before income tax benefit and equity in undistributed income of subsidiaries		20,382	11,137		18,191
Income tax expense (benefit)		(1,076)	(1,497)	[2]	(816)	[2]
Equity in undistributed income of subsidiaries		(2,316)	1,043	[2]	3,102	[2]
Wells Fargo net income (loss)		19,142	13,677	[2],[3]	22,109	[2],[3]
Parent Company [Member] | Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries	[4]	22,300	14,590		17,895
Interest income from subsidiaries		10,845	4,759		3,934
Indebtedness to nonbank subsidiaries		2,567	1,124		89
Parent Company [Member] | Indirect Bank Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries		$ 22,300	$ 14,500		$ 15,200

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[4]	Includes dividends paid from indirect bank subsidiaries of $22.3 billion, $14.5 billion and $15.2 billion in 2023, 2022 and 2021, respectively.